Financial Instruments (Details 2) $ in Millions		3 Months Ended		10 Months Ended	12 Months Ended
	Feb. 16, 2015 USD ($) MBbls	Mar. 31, 2015 USD ($) Contract	Mar. 31, 2014 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 USD ($) item MBbls MMBbls	Dec. 31, 2013 USD ($) item MBbls MMBbls
Financial Instruments
Number of contracts that are designated as accounting hedges		0			0	0
Derivatives not designated as accounting hedges | Three way oil collar hedges | 2016 Volumes | Subsequent event
Financial Instruments
Nonmonetary Notional Amount | MBbls	3,294
Derivatives not designated as accounting hedges | Interest rate derivative
Financial Instruments
Monetary notional amount		$ 600			$ 600
Net asset related to interest rate derivatives					3	$ 4
Net liability related to interest rate derivatives		1
Interest expense related to the change in fair market value and cash settlements of interest rate derivative instruments		$ 4	$ 1	$ 3	$ 5	$ 3
Derivatives not designated as accounting hedges | Oil derivatives | Oil and natural gas swaps, basis swaps and option contracts
Financial Instruments
Nonmonetary Notional Amount | MMBbls					37	47
Derivatives not designated as accounting hedges | Natural gas derivatives | Oil and natural gas swaps, basis swaps and option contracts
Financial Instruments
Nonmonetary Notional Amount | MBbls					69	135
Derivatives not designated as accounting hedges | WTI | 2016 Volumes | Subsequent event
Financial Instruments
Nonmonetary Notional Amount | MBbls	3,294
Cash or other considerations on exchange of derivative instruments	$ 0
Derivatives not designated as accounting hedges | WTI | 2017 Volumes | Subsequent event
Financial Instruments
Nonmonetary Notional Amount | MBbls	4,015
Derivatives not designated as accounting hedges | LLS vs WTI | 2016 Volumes | Subsequent event
Financial Instruments
Nonmonetary Notional Amount | MBbls	1,830
Cash or other considerations on exchange of derivative instruments	$ 0
Derivatives not designated as accounting hedges | LLS vs Brent | 2016 Volumes | Subsequent event
Financial Instruments
Nonmonetary Notional Amount | MBbls	1,830